Share-Based Payments (Details 3) - Restricted Stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Shares
Non-vested restricted shares outstanding	87,586	109,586
Granted	129,840	1,342,743
Forfeited	0	(100,000)
Vested	(129,840)	(1,264,743)
Non-vested restricted shares outstanding	87,586	87,586
Weighted-average fair value
Non-vested restricted shares outstanding	$ 2.46	$ 1.92
Granted	1.24	2.58
Forfeited	0.00	2.27
Vested	1.24	2.56
Non-vested restricted shares outstanding	$ 2.46	$ 2.46